Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling And Marketing Expenses [Abstract]
Schedule of Selling and marketing expenses
	Consolidated			Consolidated
	2022	2021	2020	2022
	AUD$	AUD$	AUD$	$

Salaries and benefits	1,800,318	1,321,555	864,554	1,223,042
Marketing services	255,306	158,706	69,783	173,441
Travel expenses	74,425	38,077	13,463	50,561
Depreciation	142,325	61,642	92,097	26,187
Occupancy and office expenses	38,547	21,608	25,772	96,688
Other	154,015	90,486	68,089	104,631

	2,464,936	1,692,074	1,133,758	1,674,550